Borrowings (Tables)	6 Months Ended
Sep. 30, 2025
Borrowings [Abstract]
Schedule of Short-Term Borrowings

Short-term borrowings consisted of the following as of September 30, 2025 and March 31, 2025:

	September 30, 2025 (Unaudited)	March 31, 2025

Short-term loans from related parties	$14,047	$13,780
Short-term loans from third-party individuals	962,320	688,404
Total short-term borrowings	$976,367	$702,184

Schedule of Long-Term Borrowings

Long-term borrowings consisted of the following as of September 30, 2025 and March 31, 2025:

	September 30, 2025 (Unaudited)	March 31, 2025
Car loans
Current portion	$4,475	$8,781
Non-current portion		-
Total car loans	$4,475	$8,781

	September 30, 2025 (Unaudited)	March 31, 2025
Bank loans
Current portion	$98,126	$
Non-current portion	-		96,264
Total long-term bank loans	$98,126		$96,264

Schedule of Future Loan Payments	Future loan payments as of September 30, 2025 is as follows:
	RMB	USD

One year	6,982,615	$980,842
Two years	520,416	73,102
Total payment	7,503,031	$1,053,944